Stock Award Plans and Stock-Based Compensation	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Stock Award Plans and Stock-Based Compensation [Abstract]
Stock Award Plans and Stock-Based Compensation

Note 9 - Stock Award Plans and Stock-Based Compensation

On June 11, 2024, the Company’s board of directors adopted a 2024 Stock Incentive Plan (the “Plan”). The maximum aggregate number of common shares that may be issued pursuant to the awards granted under the Plan (the “Share Reserve”) shall initially be 10,000,000, and the Share Reserve shall automatically increase on the first day of each calendar year beginning January 1, 2025, by a number of shares equal to the greatest of (i) 3,000,000 shares, (ii) twenty percent (20%) of the outstanding common shares on the last day of the immediately preceding calendar quarter, or (iii) such number of common shares determined by the committee delegated by the Company’s board of directors. As of September 30, 2024, there were no un-exercised options granted to consultants of the Company and 8,984,617 options were available for future grant under the Plan.

Incentive stock options granted under the Plan are granted at exercise prices not less than 100% of the estimated fair market value of the underlying common shares at date of grant. The exercise price per share for incentive stock options may not be less than 110% of the estimated fair value of the underlying common shares on the grant date for any individual possessing more that 10% of the total outstanding common shares of the Company. Options granted under the Plan vest over periods ranging from immediately to four years and are exercisable over periods not exceeding ten years.

As of September 30, 2024, there were no non-vested stock options and no unrecognized stock option compensation so the fair value of non-vested options was $0.0 million.

All of the 1,015,383 of stock options granted during the fiscal year ended June 30, 2024 were exercised on various dates between August 21, 2024 and September 4, 2024 for which the Company received $64,335 for the exercise of the stock options which is included on the Common Stock line of the condensed consolidated statements of changes in stockholders’ equity (deficit).

See below for a summary of the stock options granted under the Plan:

	Total	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)
Outstanding at July 1, 2024	1,015,383	$0.06336	$—
Granted	—	—	—
Exercised	(1,015,383)	0.06336	—
Expired	—	—	—
Forfeitures	—	—	—
Outstanding at September 30, 2024	—	$—	$—

Exercisable at September 30, 2024	—	$—	$—

Note 8 - Stock Award Plan and Stock-Based Compensation

On June 11, 2024, the Grafiti Holding board of directors adopted a Stock Incentive Plan. The maximum aggregate number of Subordinate Voting Shares that may be issued pursuant to the awards granted under the Plan (the “Share Reserve”) shall initially be 10,000,000, and the Share Reserve shall automatically increase on the first day of each calendar year beginning January 1, 2025, by a number of shares equal to the greatest of (i) 3,000,000 Shares, (ii) twenty percent (20%) of the outstanding Subordinate Voting Shares on the last day of the immediately preceding calendar quarter, or (iii) such number of Subordinate Voting Shares determined by the Committee. As of June 30, 2024, 1,015,383 of options were granted to consultants of the Company and 8,984,617 options were available for future grant under the Stock Incentive Plan.

Incentive stock options granted under the Option Plans are granted at exercise prices not less than 100% of the estimated fair market value of the underlying common stock at date of grant. The exercise price per share for incentive stock options may not be less than 110% of the estimated fair value of the underlying common stock on the grant date for any individual possessing more that 10% of the total outstanding common stock of the Company. Options granted under the Option Plans vest over periods ranging from immediately to four years and are exercisable over periods not exceeding ten years.

During the year ended June 30, 2024, the Company granted options under the stock option plan for the purchase of 1,015,383 shares of common stock to Nadir Ali, CEO of the Company, and other consultants. Nadir Ali was considered a related party to the Company and $219,627 of the stock-based compensation expense is related to his options. Nadir Ali and the other consultants were granted these stock options for services performed in connection with the Spin Off. These options are 100% vested upon grant, expire on December 31, 2024, and have an exercise price of $0.06336 per share. The Company valued the stock options using the Black-Scholes option valuation model under probability weighted scenarios. The “As-Is” scenario represents the value of the Company on a standalone basis. The “Merger” scenario represents the agreed upon price for the reverse merger with Damon. The fair value of the awards was determined to be approximately $0.6 million. The fair values of the common stock as of the grant date under the “As-Is” and “Merger” scenarios were determined to be $0.0634 and $6.00 per share, respectively.

During the year ended June 30, 2024, the Company recorded a charge of approximately $0.6 million for stock option expense for the stock options granted during the fiscal year as they are 100% vested and exercisable upon grant, which is included in the general and administrative section of the consolidated statement of operations.

As of June 30, 2024, there were no non-vested stock options and no unrecognized stock option compensation so the fair value of non-vested options was $0.0 million.

Key weighted-average assumptions used to apply this pricing model under the two probability weighted scenarios during the year ended June 30, 2024 were as follows:

	For the Year Ended June 30, 2024
	As-Is	Merger
Risk-free interest rate	4.39%	4.40%
Expected life of option grants	3 months	3 months
Expected volatility of underlying stock	41.00%	67.00%
Dividends assumption	$—	$—

The expected stock price volatility for the Company’s stock options was determined by the historical volatilities for industry peers and used an average of those volatilities. Risk free interest rates were obtained from U.S. Treasury rates for the applicable periods. The dividends assumptions was $0 as the Company historically has not declared any dividends and does not expect to. The Company accounts for forfeitures as they occur, rather than estimating expected forfeitures.

See below for a summary of the stock options granted under the stock option plan:

	Total	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)
Outstanding at Outstanding at July 1, 2023	—	$—	$—
Granted	1,015,383	0.06336	—
Exercised	—	—	—
Expired	—	—	—
Forfeitures	—	—	—
Outstanding at June 30, 2024	1,015,383	$0.06336	$—

Exercisable at June 30, 2024	1,015,383	$0.06336	$—

All of the 1,015,383 of stock options granted during the fiscal year ended June 30, 2024 were exercised on various dates between August 21, 2024 and September 4, 2024.